Exhibit 99.1

GM Financial Automobile Leasing Trust 2019-2
3.23% Exchange Note
Class A-1 2.59676% Asset Backed Notes
Class A-2A 2.67% Asset Backed Notes
Class A-2B Floating Asset Backed Notes
Class A-3 2.67% Asset Backed Notes
Class A-4 2.72% Asset Backed Notes
Class B 2.89% Asset Backed Notes
Class C 3.12% Asset Backed Notes
Class D 3.22% Asset Backed Notes
Servicer’s Certificate

Beginning of Period:	09/01/19
End of Period:	09/30/19
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	30
Report Due Date:	10/17/19
Distribution Date:	10/21/19
Transaction Month:	6

				Original Agg.
2019-2 Designated Pool	Units	Start Date	Closing Date	Securitization Value
	56,694	04/02/2019	05/08/2019	$1,366,625,322

Total	56,694			$1,366,625,322

RECONCILIATION OF 2019-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$1,231,885,425

{2}	Reduction in Agg. Securitization Value due to payments	{2}	13,475,711
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	2,030,493
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	13,403,834
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	28,910,038

{7}	End of period Aggregate Securitization Value		{7}	$1,202,975,387

{8}	Pool Factor		{8}	88.025252%

RECONCILIATION OF 2019-2 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,304,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$1,169,260,103

{11}	Exchange Note Principal Payment Amount	{11}	28,910,038

{12}	End of period Exchange Note Balance	{12}	$1,140,350,065

{13}	Note Pool Factor	{13}	87.450158%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$228,000,000	$344,000,000	$55,000,000	$374,000,000	$100,540,000

{15}	Beginning of period Note Balance	{15}	$66,403,339	$344,000,000	$55,000,000	$374,000,000	$100,540,000

{16}	Noteholders’ Principal Distributable Amount	{16}	28,910,038	0	0	0	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	4,721,281	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$32,772,020	$344,000,000	$55,000,000	$374,000,000	$100,540,000

{21}	Note Pool Factor	{21}	14.373693%	100.000000%	100.000000%	100.000000%	100.000000%

			Class B	Class C	Class D		TOTAL
{22}	Original Note Balance	{22}	$59,450,000	$55,350,000	$34,160,000		$1,250,500,000

{23}	Beginning of period Note Balance	{23}	$59,450,000	$55,350,000	$34,160,000		$1,088,903,339

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	0		28,910,038
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0		4,721,281
{26}	Aggregate Principal Parity Amount	{26}	0	0	0		0
{27}	Matured Principal Shortfall	{27}	0	0	0		0

{28}	End of period Note Balance	{28}	$59,450,000	$55,350,000	$34,160,000		$1,055,272,020

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		84.388006%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$1,231,885,425

{31}	Ending Designated Pool Balance	{31}	1,202,975,387
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	1,202,975,387

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$28,910,038

Interest calculation:

	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$1,169,260,103	$0	3.23%	30	30/360	$3,147,259

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2019-2 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$20,278,047
{37}	Net Liquidation Proceeds collected during period	{37}	16,758,070
{38}	Investment Earnings	{38}	69,184
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(69,184)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	37,036,117

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	1,026,571
{43}	To the 2019-2 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	3,147,259
{44}	To the 2019-2 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	28,910,038
{45}	To the 2019-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	3,952,249
{46}	To the 2019-2 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	0

{47}	Total Distributions:		{47}	$37,036,117

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$1,231,885,425
{49}	Ending Agg. Securitization Value	{49}	1,202,975,387
{50}	Principal Distributable Amount {48} - {49}		{50}	28,910,038

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	28,910,038

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance			{53}	36,256,737

{54}	Noteholders’ Principal Distributable Amount Lessor of {52} and {53}				{54}	$28,910,038

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$66,403,339	$0	2.59676%	31	Actual/360	$148,485
{56}	Class A-2A	$344,000,000	0	2.67%	30	30/360	765,400
{57}	Class A-2B	$55,000,000	0	2.22425%	31	Actual/360	105,343
{58}	Class A-3	$374,000,000	0	2.67%	30	30/360	832,150
{59}	Class A-4	$100,540,000	0	2.72%	30	30/360	227,891
{60}	Class B	$59,450,000	0	2.89%	30	30/360	143,176
{61}	Class C	$55,350,000	0	3.12%	30	30/360	143,910
{62}	Class D	$34,160,000	0	3.22%	30	30/360	91,663

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{63}	2019-2 Exchange Note Collections	{63}	$36,009,546
{64}	Investment Earnings	{64}	0
{65}	Investment Earnings - transferred from Exchange Note Collection Account	{65}	69,184
{66}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	11,232
{67}	Optional Purchase Price	{67}	0
{68}	Indenture Section 5.4 disposition of Collateral	{68}	0
{69}	Available Funds:		{69}	36,089,962

{70}	Reserve Account Withdrawal Amount	{70}	0

{71}	Total Distributable Funds:		{71}	36,089,962

	Distributions:
{72}	To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	208
{75}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	148,485
{77}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	765,400
{78}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	105,343
{79}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	832,150
{80}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	227,891
{81}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82}	Class B Noteholders’ Interest Distributable Amount	{82}	143,176
{83}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class C Noteholders’ Interest Distributable Amount	{84}	143,910
{85}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Class D Noteholders’ Interest Distributable Amount	{86}	91,663
{87}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88}	Noteholders’ Principal Distributable Amount	{88}	28,910,038
{89}	To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	4,721,281
{91}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	0

{96}	Total Distributions:		{96}	$36,089,962

PRINCIPAL PARITY AMOUNT CALCULATION

		(X) Cumulative	(Y) Aggregate Securitization	(I) Excess of	(II) Total Available Funds in Indenture Collection	Lesser of
	Class	Note Balance	Value	(X) - (Y)	Account	(I) or (II)
{97}	Class A	$939,943,339	$1,202,975,387	$0	$34,010,068	$0
{98}	Class B	999,393,339	1,202,975,387	0	33,866,892	0
{99}	Class C	1,054,743,339	1,202,975,387	0	33,722,982	0
{100}	Class D	1,088,903,339	1,202,975,387	0	33,631,319	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{101}	Excess Total Available Funds			{101}	$4,721,281

{102}	Beginning Note Balance	{102}	1,088,903,339
{103}	Principal payments through Indenture Section 8.3 (a) (i) through (xv)	{103}	28,910,038
{104}	Pro-Forma Note Balance		{104}	1,059,993,301

{105}	Ending Aggregate Securitization Value	{105}	1,202,975,387
{106}	11% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,10% Thereafter ($150,328,785)	{106}	150,328,785
{107}	Required Pro Forma Note Balance {105} - {106}		{107}	1,052,646,602

{108}	Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}			{108}	7,346,699

{109}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{109}	$4,721,281

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{110}	Ending Aggregate Securitization Value	{110}	$1,202,975,387
{111}	End of Period Note Balance	{111}	1,140,350,065
{112}	Overcollateralization	{112}	62,625,322
{113}	Overcollateralization %		{113}	5.21%

	Asset Backed Notes:
{114}	Ending Aggregate Securitization Value	{114}	1,202,975,387
{115}	End of Period Note Balance	{115}	1,055,272,020
{116}	Overcollateralization	{116}	147,703,367
{117}	Overcollateralization %		{117}	12.28%

RECONCILIATION OF 2019-2 CASH RESERVE ACCOUNT

{118}	Specified Reserve Balance		{118}	$6,833,127

{119}	Beginning of Period Reserve Account balance		{119}	$6,833,127
{120}	Investment Earnings	{120}	11,232
{121}	From the Indenture Collection Account, the Reserve Account Required Amount	{121}	0
{122}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{122}	0
{123}	Total Reserve balance available:		{123}	6,844,359

{124}	Specified Reserve Balance		{124}	6,833,127

{125}	Release Excess Cash to Indenture Collection Available Funds		{125}	11,232

{126}	End of period Reserve Account balance		{126}	$6,833,127

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{127}	Receivables with Scheduled Payment delinquent 61 days or more	{127}	$2,415,995	0.20%

{128}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40% )	{128}		Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	October 16, 2019

GM Financial

GMALT 2019-2

Supplemental Monthly Data

September 30, 2019

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,231,885,425	$952,157,029
Change	(28,910,038)	(13,865,801)
End of Period	$1,202,975,387	$938,291,228

Residual Value as % of Agg. Securitization Value		78.00%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	52,362	1,193,945,544	99.25%
31 - 60 days	281	6,613,848	0.55%
61 - 90 days	76	1,710,806	0.14%
91 - 120 days	32	705,189	0.06%
Total	52,751	1,202,975,387	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	182	4,574,555	938	24,598,570
Standard terminations	34	625,050	275	5,441,442
Total retained by lessee	216	5,199,605	1,213	30,040,012
Returned Vehicles
Early terminations	245	4,241,729	1,512	26,636,346
Standard terminations	230	3,962,500	819	14,269,233
Total returned to dealer	475	8,204,229	2,331	40,905,579
Charged off leases / Repossessed vehicles	94	2,030,493	398	8,575,434
Repurchases	0	0	1	23,725
Other	0	0	0	0
Total terminations	785	15,434,327	3,943	79,544,750

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	2,030,493	8,575,434
less: Sales proceeds	1,609,158	7,136,250
less: Excess wear and excess mileage received	141	1,293
less: Other amounts received	-	0
Net Credit (Gain) Loss	421,194	1,437,891

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	8,141,691	40,483,388
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	9,054,550	45,844,489
less: Excess wear and excess mileage received	54,203	129,050
less: Other recovery amounts	-	0
Residual (Gain) Loss	(967,062)	(5,490,151)

	Current Period	Prev. Month
Prepay Speed	0.4515%	0.7276%

Return Rate based on Scheduled to Terminate(2)	89.1182%	143.2373%

Return Rate based on Terminated Leases(3)	60.5096%	67.3618%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.

(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.